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                            RULE 497(j) CERTIFICATION



     Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of the following prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from those contained in Post-Effective Amendment No. 28 filed on November 23, 1999 pursuant to Rule 485(b):

     1. Prospectus, dated November 30, 1999, relating to the HighMark Equity/ Fixed Income Funds' Fiduciary Shares;
     2. Prospectus, dated November 30, 1999, relating to the HighMark Money Market Funds' Retail Shares;
     3. Prospectus, dated November 30, 1999, relating to the HighMark Money Market Funds' Fiduciary Shares;
     4. Prospectus, dated November 30, 1999, relating to the HighMark Money Market Funds' Class S Shares; and
     5. Prospectus, dated November 30, 1999, relating to the HighMark Value Momentum Fund's Class I Shares.

The text of Post-Effective Amendment No. 28 was filed electronically.


                                       HighMark Funds
                                       Registrant



                                       Mark E. Nagle*
                                       -----------------------------------------
                                       Mark E. Nagle
                                       President


                                       *By Martin E. Lybecker
                                       -----------------------------------------
                                       Martin E. Lybecker
                                       Attorney in Fact

December 1, 1999




7081673.WPD